Summary of Significant Accounting Policies (Details) (USD $) In Millions, unless otherwise specified	9 Months Ended	12 Months Ended
	Sep. 30, 2013 item	Dec. 31, 2012 item	Sep. 30, 2013 Recurring basis Level 1	Dec. 31, 2012 Recurring basis Level 1	Dec. 31, 2011 Recurring basis Level 1
Segment Reporting
Number of operating segments	1	1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Carrying amount of cash equivalents			$ 77.0	$ 5.3	$ 10.8
Concentrations of Credit Risk
Number of financial institutions in which the entity maintains cash equivalents	2	2
Property and Equipment
Estimated useful lives	3 years	3 years
Revenue Recognition
Number of criteria for considering revenue recognition separately for each element	4	4